Share capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share capital
17. Share capital
The following table presents a summary of the common shares issued and outstanding as of and for the years ended December 31, 2020, 2019 and 2018:

Common shares	2020	2019	2018
Common shares issued, beginning of year	94,225,498	93,639,610	107,227,347
Options exercised	—	187,678	—
Restricted shares granted, net of forfeitures	1,012,939	366,453	50,644
Performance restricted shares granted, net of forfeitures and shares withheld	344,296	31,757	256,106
Retirement of treasury shares and shares repurchased (1)	—	—	(14,256,043)
Warrants exercised, net (2)	—	—	361,556
Common shares issued, end of year	95,582,733	94,225,498	93,639,610
(1)Prior to December 31, 2017, common shares repurchased by the Company were not canceled and were classified as treasury shares. Effective January 1, 2018, all treasury shares were retired and subsequent shares repurchased are retired.
(2)During the year ended December 31, 2018, 1,156,184 warrants were exercised. As a result of the warrant holder electing net settlement, 794,628 of those common shares were withheld by the Company and were subsequently retired, resulting in a net issuance of 361,556 common shares.
Authorized and issued
The Company’s authorized share capital of $33.0 million is comprised of 300,000,000 common shares with a par value of $0.10 each and 30,000,000 preference shares with a par value of $0.10 each. No preference shares have been issued to date.
Share repurchases
On May 4, 2016, the Company’s Board of Directors authorized a common share repurchase program for up to an aggregate of $100.0 million of the Company’s outstanding common shares.
On February 28, 2018, the Company’s Board of Directors authorized the repurchase of an additional $148.3 million of common shares, which together with the shares remaining under the previously announced share repurchase program, would allow the Company to repurchase up to $200.0 million more of the Company’s outstanding common shares in the aggregate. Under the common share repurchase program, the Company may repurchase shares from time to time in privately negotiated transactions or in open-market purchases in accordance with all applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended.
During the years ended December 31, 2020 and 2019, the Company did not repurchase any of its common shares.
During the year ended December 31, 2018, the Company repurchased 10,311,123 of its common shares in the open market for an aggregate cost of $138.7 million at a weighted average cost, including commissions, of $13.45 per share. Common shares repurchased by the Company during the year ended December 31, 2018 were retired. In addition, the Company also retired all shares previously held in treasury.
As of December 31, 2020, the Company is authorized to repurchase up to an aggregate of $61.3 million of additional common shares under its share repurchase program.
Warrants
The Company’s Founders and an advisor provided insurance industry expertise, resources and relationships to ensure that the Company would be fully operational with key management in place in time for the January 2012 underwriting season. In consideration of these commitments, the Company reserved for issuance to the Founders and an advisor warrants to purchase, in the aggregate, up to 4.0% (Founders 3.5% and an advisor 0.5%) of the diluted shares (up to a maximum of $1 billion of subscribed shares) provided that the Founders and the advisor will not be issued any warrants for common shares issued in consideration for any capital raised by the Company in excess of $1 billion. The following is a summary of warrants as of December 31, 2020:

	Exercise price	Authorized and issued	Aggregated fair value of warrants

Founders	$10.00	2,913,684	$10,884
Advisor	$10.00	581,295	2,171
		3,494,979	$13,055
The warrants expire 10 years from the date of issuance, December 22, 2011, and will be exercisable at a price per share of $10.00, which is equal to the price per share paid by investors in the initial private offering.